Exhibit 99.12

Client Name:	NewPenn
Client Project Name:	NewPenn SCOT 2016 - 1
Start - End Dates:	10/24/2016 - 10/28/2016
Deal Loan Count:	1

Waived Conditions Summary

Report Run Date:	11/2/2016 12:24 PM

NO DATA

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